Cost of services, selling and administrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Salaries and other member costs	$ 7,798,407	$ 7,317,113
Professional fees and other contracted labour	1,459,295	1,262,659
Hardware, software and data center related costs	790,447	830,199
Property costs	214,430	216,506
Amortization, depreciation and impairment (Note 24)	468,334	505,562
Other operating expenses	45,651	46,125
Costs of services, selling and administrative	10,776,564	10,178,164
R&D and other tax credits	$ 155,856	$ 167,198